SUPPLEMENTAL CASH FLOW INFORMATION	6 Months Ended
Jun. 30, 2018
Cash Flow Statement [Abstract]
SUPPLEMENTAL CASH FLOW INFORMATION
SUPPLEMENTAL CASH FLOW INFORMATION
Other items comprise:

(US $ millions)	Q2 2018	Q2 2017	6 mos 2018	6 mos 2017
Stock-based compensation	$1	$2	$2	$2
Pension funding greater than expense	(1)	(1)	(2)	(2)
Cash interest paid greater than interest expense	(8)	(8)	—	(6)
Amortization of debt issue costs	—	—	1	1
Unrealized loss on outstanding currency forwards	1	—	1	—
Unrealized foreign exchange gain on translation of monetary balances	—	(3)	(2)	(1)
Other	2	—	2	2
	$(5)	$(10)	$2	$(4)
The net change in non-cash operating working capital balances comprises:

(US $ millions)	Q2 2018	Q2 2017	6 mos 2018	6 mos 2017
Cash (used for) provided by:
Accounts receivable	$(29)	$(17)	$(43)	$(37)
Prepaids	1	(1)	2	3
Inventory	12	14	(24)	(20)
Accounts payable and accrued liabilities	35	6	(9)	(1)
	$19	$2	$(74)	$(55)
Cash interest and income taxes comprise:

(US $ millions)	Q2 2018	Q2 2017	6 mos 2018	6 mos 2017
Cash interest paid	$17	$17	$17	$25
Cash interest received	—	—	(1)	—
Cash income taxes paid	28	1	101	3
Cash income taxes received	—	—	(3)	(1)
The net change in financial liabilities comprises:

(US $ millions)	Q2 2018	Q2 2017	6 mos 2018	6 mos 2017
Long-term debt	$—	$—	$1	$(199)
Other long-term debt	—	(61)	—	—
Bank advances	—	(2)	—	—
Accrued interest on long-term debt	(8)	(9)	(1)	(7)
Net decrease in financial liabilities	$(8)	$(72)	$—	$(206)
Cash and non-cash movements in financial liabilities comprise:

(US $ millions)	Q2 2018	Q2 2017	6 mos 2018	6 mos 2017
Cash movements:
Repayment of debt	$—	$—	$—	$(200)
Interest paid	(17)	(17)	(17)	(25)
Accounts receivable securitization repayments	—	(61)	—	—
Bank advances	—	(2)	—	—
	(17)	(80)	(17)	(225)
Non-cash movements:
Amortization of debt issue costs	—	—	1	1
Interest expense	9	8	16	18
	9	8	17	19
Net decrease in financial liabilities	$(8)	$(72)	$—	$(206)